Financial risks management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of exposure to credit risk
	December 31, 2025	December 31, 2024
	US $ in millions
AA- to AAA	551.0	765.4
A- to A+	562.7	566.7
BBB- to BBB+	464.7	375.7
Total Outstanding	1,578.4	1,707.8

Schedule of contractual maturities of financial liabilities, including estimated interest payments
		December 31, 2025
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(b)	46.5	53.0	12.4	7.0	33.6
Lease liabilities	8(b)	5,648.1	7,479.8	1,501.7	1,213.4	2,349.4	2,415.3
Short-term borrowings	13(b)	32.0	32.0	32.0
Trade and other payables	15	579.0	579.0	579.0
		6,305.6	8,143.8	2,125.1	1,220.4	2,383.0	2,415.3

		December 31, 2024
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(b)	61.4	71.8	18.5	12.5	20.9	19.9
Lease liabilities	8(b)	5,922.3	7,909.9	1,751.8	1,325.9	2,274.7	2,557.5
Short-term borrowings	13(b)	32.0	32.0	32.0
Trade and other payables	15	694.7	694.7	694.7
		6,710.4	8,708.4	2,497.0	1,338.4	2,295.6	2,577.4

Schedule of the Group's exposure to foreign currency risk based on notional amounts
	December 31, 2025
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	132.6	0.3	4.1
Other non-current investments	1,048.7	1.5	1.5

Current assets
Other current investments	726.0		9.1
Trade and other receivables	479.0	18.7	111.6
Cash and cash equivalents	1,012.5	7.1	32.1

Non-current liabilities
Loans and other liabilities	(35.6)
Lease liabilities	(4,483.5)	(37.8)	(30.3)

Current liabilities
Short term borrowings and current maturities	(42.9)
Lease liabilities	(1,078.3)	(8.7)	(9.5)
Trade and other payables	(465.1)	(46.8)	(75.9)

	(2,706.6)	(65.7)	42.7

	December 31, 2024
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	58.0		3.0
Other non-current investments	1,078.4	1.2	1.3

Current assets
Other current investments	782.4		18.0
Trade and other receivables	786.3	8.6	74.2
Cash and cash equivalents	1,241.3	10.1	63.3

Non-current liabilities
Loans and other liabilities	(45.6)
Lease liabilities	(4,542.1)	(36.2)	(22.3)

Current liabilities
Short term borrowings and current maturities	(47.7)		(0.1)
Lease liabilities	(1,307.9)	(6.9)	(6.9)
Trade and other payables	(575.1)	(59.8)	(64.6)

	(2,572.0)	(83.0)	65.9

Schedule of sensitivity analysis
Profit or loss
US $ in millions
December 31,2025	6.8
December 31,2024	8.3

Schedule of interest rate profile of interest-bearing financial instruments
	Carrying amount
	2025	2024
	US $ in millions	US $ in millions
Fixed rate instruments (Unlinked)
Financial assets	2,835.8	3,189.3
Financial liabilities (including lease liabilities)	(5,667.0)	(5,940.5)
	(2,831.2)	(2,751.2)

Variable rate instruments
Financial assets		3.7
Financial liabilities	(59.5)	(75.2)
	(59.5)	(71.5)

Schedule of financial instruments measured at fair value
	Balance at December 31,
	2025			2024
	US $ in millions
	Level 1	Level 3	Total	Level 1	Level 3	Total
Fair value through profit and loss
Cash and cash equivalents:
Money markets instruments	471.4		471.4	616.8		616.8

Other investments:
Equity instruments		21.7	21.7		13.2	13.2

Loans and other liabilities:
Derivative instruments		(12.4)	(12.4)		(16.9)	(16.9)

Fair value through other comprehensive income
Other investments:
Sovereign bonds	384.1		384.1	546.0		546.0
Corporate bonds	1,194.3		1,194.3	1,161.8		1,161.8
Equity instruments	3.0		3.0	1.7		1.7